Contracts assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer1 [Abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

	Contract Assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	2018	2017	2018	2017
Opening balance, January 1	1,263	1,121	894	848
Revenue recognized included in contract liabilities at the beginning of the year	—	—	(625)	(634)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	154	139	—	—
Increase in contract liabilities during the year	—	—	628	658
Increase in contract liabilities included in contract assets during the year	(168)	(144)	—	—
Increase in contract assets from revenue recognized during the year	1,770	1,483	—	—
Contract assets transferred to trade receivables	(1,321)	(1,172)	—	—
Acquisitions	—	50	13	29
Contract terminations transferred to trade receivables	(219)	(207)	(4)	(2)
Other	14	(7)	(7)	(5)
Ending balance, December 31	1,493	1,263	899	894
(1) Net of allowance for doubtful accounts of $91 million, $96 million and $92 million at December 31,2018, December 31, 2017 and January 1, 2017, respectively. See Note 26, Financial and capital management , for additional details.